Consolidated Balance Sheets (Parentheticals) - ₪ / shares		Dec. 31, 2023		Dec. 31, 2022		Nov. 23, 2022
Statement of Financial Position [Abstract]
Ordinary share, par value (in New Shekels per share)		₪ 48	[1]	₪ 48	[1]	₪ 48
Ordinary shares, shares authorized	[1]	18,000,000		18,000,000
Ordinary shares, shares issued	[1]	5,850,555		5,844,463
Ordinary shares, shares outstanding	[1]	5,850,555		5,844,463

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-20 share reverse split, see Note 1(A)(7).